CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net loss	$ (32,172,657)	$ (10,023,891)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	75,247	29,532
Change in fair value of simple agreement for future equity	13,717,000
Stock-based compensation	777,403	288,248
Change in operating assets and liabilities:
Prepaid and other current assets	(126,199)	(320,639)
Other assets	25,909	34,189
Accounts payable	1,344,013	75,834
Other accrued expenses	383,907	(59,949)
Operating lease liability	(22,318)	(15,849)
Net cash used in operating activities	(15,997,695)	(9,992,525)
Cash flows from investing activities
Purchases of property and equipment	(83,155)	(149,560)
Net cash used in investing activities	(83,155)	(149,560)
Cash flows from financing activities
Proceeds from exercise of stock options	114,263	355,189
Proceeds from simple agreement for future equity	19,325,000	9,000,000
Payment of deferred issuance costs	(3,144,353)	(3,477)
Net cash provided by financing activities	16,294,910	9,351,712
Net decrease in cash and cash equivalents	214,060	(790,373)
Cash and cash equivalents - beginning of period	9,653,528	10,443,901
Cash and cash equivalents - end of period	9,867,588	9,653,528
Supplemental noncash investing and financing activities
Deferred issuance costs included in accounts payable	443,189	160,881
Deferred issuance costs included in accrued expense and other	122,000
Purchase of computer software in accounts payable and accrued expense and other	$ 392,465
Issuance of simple agreement for future equity		4,000,000
Subscription of simple agreement for future equity		$ 340,000